May 07, 2020
Hartford Schroders Tax-Aware Bond Fund
Hartford Schroders Tax-Aware Bond Fund

may 7, 2020

SUPPLEMENT TO

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED FEBRUARY 28, 2020, AS SUPPLEMENTED through MAY 1, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

1.	Effective immediately, under the heading “Hartford Schroders Tax-Aware Bond Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, footnote one to the Shareholder Fees table is deleted in its entirety and replaced with the following:

(1) Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge if such shares are purchased prior to July 1, 2020, or a 0.75% contingent deferred sales charge if such shares are purchased on or after July 1, 2020.

This Supplement should be retained with your Statutory Prospectus for future reference.